Post closing events (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 04, 2023	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post closing events
Proceeds from sale of interest				$ 3,561	$ 835	$ 269
Absheron gas field
Post closing events
Percentage of interest held		35.00%
Absheron gas field | SOCAR
Post closing events
Percentage of interest held		35.00%
Absheron gas field | ADNOC
Post closing events
Percentage of interest held		30.00%
Retail networks in Netherlands, Luxembourg and Belgium
Post closing events
Proceeds from sale of interest			$ 1,400
Disposal of assets | Absheron gas field
Post closing events
Percentage of interest held	35.00%
Disposal of assets | Absheron gas field | SOCAR
Post closing events
Percentage of interest held	35.00%
Disposal of assets | Absheron gas field | ADNOC
Post closing events
Percentage of interest held	30.00%
Disposal of assets | Absheron gas field | ADNOC
Post closing events
Percentage of interest sold	15.00%
Disposal of assets | Absheron gas field | ADNOC | SOCAR
Post closing events
Percentage of interest sold	15.00%
Disposal of assets | Retail networks in Netherlands, Luxembourg and Belgium
Post closing events
Proceeds from sale of interest			$ 1,400